The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 74.4%
	AGGREGATE BOND — 2.3%
63,388	Columbia Core Bond ETF	$1,900,372
16,530	Eaton Vance Short Duration Income ETF	840,633
61,774	Eaton Vance Total Return Bond ETF	3,132,560
11,828	JPMorgan International Bond Opportunities ETF	571,884
		6,445,449
	BROAD MARKET — 8.8%
22,798	State Street SPDR S&P 1500 Value Tilt ETF	5,430,645
33,164	Vanguard U.S. Momentum Factor ETF	8,274,750
59,877	Vanguard U.S. Multifactor ETF	10,596,433
		24,301,828
	CONVERTIBLE — 1.9%
43,722	iShares Convertible Bond ETF	5,322,716
	CORPORATE — 3.1%
41,449	iShares Investment Grade Systematic Bond ETF	1,869,764
81,876	Schwab 5-10 Year Corporate Bond ETF	1,853,673
46,882	State Street SPDR Portfolio High Yield Bond ETF	1,098,914
27,888	VanEck IG Floating Rate ETF	714,212
18,303	Vanguard Intermediate-Term Corporate Bond ETF	1,512,743
73,620	WisdomTree Interest Rate Hedged High Yield Bond Fund	1,656,943
		8,706,249
	EMERGING MARKETS — 3.3%
24,341	Avantis Emerging Markets Equity ETF	2,348,663
28,935	iShares MSCI Emerging Markets ex China ETF	2,960,051
75,550	KraneShares MSCI Emerging Markets ex China Index ETF	3,963,859
		9,272,573
	ENERGY — 0.2%
12,815	Global X Uranium ETF	560,015
	FIXED INCOME EMERGING MARKET — 0.4%
26,355	iShares J.P. Morgan EM High Yield Bond ETF	1,071,726
	GLOBAL — 4.6%
31,093	State Street SPDR Global Dow ETF	5,745,713
44,017	Vanguard Total World Stock ETF	6,908,468
		12,654,181
	GOVERNMENT — 1.0%
9,162	iShares 10-20 Year Treasury Bond ETF	919,406
19,254	iShares 7-10 Year Treasury Bond ETF	1,820,851
		2,740,257

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 1.0%
56,779	Pacer Aristotle Pacific Floating Rate High Income ETF	$2,647,605
	INDUSTRIALS — 0.5%
2,544	Invesco Aerospace & Defense ETF	449,398
3,684	iShares U.S. Aerospace & Defense ETF	893,075
		1,342,473
	INFLATION PROTECTED — 0.3%
16,481	JPMorgan Inflation Managed Bond ETF	788,616
	INTERNATIONAL — 6.7%
17,179	Avantis International Small Cap Value ETF	1,770,296
124,922	Invesco Dorsey Wright Developed Markets Momentum ETF	6,983,127
58,289	Invesco S&P International Developed Momentum ETF	3,514,244
86,037	iShares MSCI International Value Factor ETF	3,598,067
55,058	Schwab International Small-Cap Equity ETF	2,649,391
		18,515,125
	LARGE-CAP — 18.9%
19,865	Franklin U.S. Core Dividend Tilt Index ETF	1,193,843
42,313	iShares Core S&P U.S. Growth ETF	7,958,652
8,177	iShares Morningstar Value ETF	827,839
28,717	iShares MSCI USA Value Factor ETF	5,737,944
174,291	Schwab Fundamental U.S. Large Co. ETF	5,420,450
15,582	Schwab U.S. Large-Cap Growth ETF	527,295
66,733	State Street SPDR Portfolio S&P 500 Growth ETF	7,940,560
101,671	State Street SPDR S&P 500 ESG ETF	7,414,866
14,646	Vanguard Growth ETF	1,261,606
1,999	Vanguard Large-Cap ETF	687,476
4,025	Vanguard Mega Cap ETF	1,101,361
8,254	Vanguard S&P 500 ETF	5,668,930
12,365	WisdomTree U.S. LargeCap Fund	961,873
54,315	WisdomTree U.S. Value Fund	5,524,922
		52,227,617
	MATERIALS — 1.7%
32,307	iShares MSCI Global Gold Miners ETF	2,087,032
82,174	iShares MSCI Global Silver and Metals Miners ETF	2,533,425
		4,620,457
	MID-CAP — 8.5%
140,370	Fidelity Enhanced Small Cap Core ETF	6,778,468
217,687	Invesco Nasdaq Next Gen 100 ETF	9,891,697
63,035	VictoryShares U.S. Small Mid Cap Value Momentum ETF	6,923,134
		23,593,299

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	OECD COUNTRIES — 1.2%
82,836	Fidelity Enhanced International ETF	$3,324,209
	PRECIOUS METALS — 0.9%
26,134	abrdn Physical Silver Shares ETF*	1,469,253
15,178	iShares Gold Trust*	1,146,091
		2,615,344
	SMALL-CAP — 5.2%
24,903	Vanguard Russell 2000 Growth	7,164,105
19,767	Vanguard Small-Cap Growth ETF	7,228,792
		14,392,897
	TECHNOLOGY — 0.3%
1,305	VanEck Semiconductor ETF	855,936
	THEMATIC — 3.6%
36,573	First Trust U.S. Equity Opportunities ETF	7,540,621
11,812	Global X Artificial Intelligence & Technology ETF	774,985
27,660	Global X U.S. Electrification ETF	957,313
13,532	Global X U.S. Infrastructure Development ETF	797,305
		10,070,224
	Total Exchange-Traded Funds
	(Cost $180,346,781)	206,068,796
	MUTUAL FUNDS — 24.3%
	AGGREGATE BOND — 0.7%
73,245	Allspring Core Plus Bond Fund - Class R6	818,876
63,457	Vanguard Core Bond Fund, Admiral Shares	1,142,218
		1,961,094
	BLEND LARGE CAP — 0.8%
44,448	DFA U.S. Large Co. Portfolio - Class Institutional	2,212,194
	BLEND MID CAP — 3.1%
188,427	Vanguard Strategic Equity Fund - Class Investor	8,526,299
	BLEND SMALL CAP — 2.5%
131,479	Vanguard Strategic Small-Cap Equity Fund - Class Investor	6,984,144
	EMERGING MARKETS BOND — 0.8%
82,572	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,075,038
	FOREIGN AGGREGATE BOND — 0.8%
207,232	Dodge & Cox Global Bond Fund - Class I	2,323,069

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN BLEND — 4.0%
104,427	Dimensional Global Equity Portfolio - Class Institutional	$4,628,214
288,590	Vanguard Global Capital Cycles Fund - Class Investor	6,556,769
		11,184,983
	FOREIGN GROWTH — 3.2%
66,565	New Economy Fund - Class R-6	6,080,035
123,959	Vanguard International Explorer Fund - Class Investor	2,722,130
		8,802,165
	FOREIGN VALUE — 1.8%
34,489	DFA International Small Cap Value Portfolio - Class Institutional	1,131,572
120,199	DFA International Value Portfolio - Class Institutional	3,746,615
		4,878,187
	GENERAL CORPORATE BOND — 1.4%
415,161	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,831,937
	GROWTH BROAD MARKET — 2.2%
80,465	New Perspective Fund - Class R-6	6,092,799
	GROWTH LARGE CAP — 0.1%
3,406	Nuveen Large Cap Growth Index Fund - Class R6	271,934
	HIGH YIELD BOND — 0.5%
143,945	American High-Income Trust - Class F-3	1,413,536
	VALUE MID CAP — 2.4%
155,775	DFA U.S. Targeted Value Portfolio - Class Institutional	6,769,992
	Total Mutual Funds
	(Cost $60,033,742)	67,327,371
	MONEY MARKET FUNDS — 1.6%
2,748,028	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	2,748,028
1,588,099	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	1,588,099
	Money Market Funds
	(Cost $4,336,127)	4,336,127
	TOTAL INVESTMENTS — 100.3%
	(Cost $244,716,650)	277,732,294
	Liabilities in Excess of Other Assets — (0.3)%	(808,517)
	TOTAL NET ASSETS — 100.0%	$276,923,777

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.